Description of the Business and Going Concern and Management's Plans	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business and Going Concern and Management's Plans

SANUWAVE Health, Inc. and Subsidiaries (the “Company”) is a shock wave technology company using a patented system of noninvasive, high-energy, acoustic shock waves for regenerative medicine and other applications. The Company’s initial focus is regenerative medicine – utilizing noninvasive, acoustic shock waves to produce a biological response resulting in the body healing itself through the repair and regeneration of tissue, musculoskeletal and vascular structures. The Company’s lead regenerative product in the United States is the dermaPACE® device, used for treating diabetic foot ulcers, which was subject to two double-blinded, randomized Phase III clinical studies. On December 28, 2017, the U.S. FDA granted the Company’s request to classify the dermaPACE System as a Class II device via the de novo process.  As a result of this decision, the Company was able to immediately market the product for the treatment of Diabetic Foot Ulcers (DFU) as described in the De Novo request, subject to the general control provisions of the FD&C Act and the special controls identified in this order.

The Company is marketing its dermaPACE System for treatment usage in the United States and is able to generate revenue from sales of the European Conformity Marking (CE Mark) devices and accessories in Europe, Canada, Asia, and Asia/Pacific. The Company generates revenue streams from dermaPACE treatments, product sales, licensing transactions and other activities.

As shown in the accompanying consolidated financial statements, the Company incurred a net loss of $10,429,839 and $11,631,394 during the years ended December 31, 2019 and 2018, respectively, and the net cash used by operating activities was $6,410,758 and $3,621,172, respectively. As of December 31, 2019, the Company had a net working capital deficit of $9,910,994, and cash and cash equivalents of $1,760,455. These factors and the events of default on the notes payable to HealthTronics, Inc. (see Note 11) and the Company’s short term notes payable (see Note 9) raise substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the financial statement issuance date.

The Company does not currently generate significant recurring revenue and will require additional capital during 2020. Although no assurances can be given, management of the Company believes that existing capital resources should enable the Company to fund operations into the third quarter of 2020.

The continuation of the Company’s business is dependent upon raising additional capital to fund operations. Management’s plans are to obtain additional capital in 2020 through investments by strategic partners for market opportunities, which may include strategic partnerships or licensing arrangements, or raise capital through the conversion of outstanding warrants, the issuance of common or preferred stock, securities convertible into common stock, or secured or unsecured debt. These possibilities, to the extent available, may be on terms that result in significant dilution to the Company’s existing shareholders. Although no assurances can be given, management of the Company believes that potential additional issuances of equity or other potential financing transactions as discussed above should provide the necessary funding for the Company to continue as a going concern. If these efforts are unsuccessful, the Company may be required to significantly curtail or discontinue operations or obtain funds through financing transactions with unfavorable terms. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.